Document and Entity Information	Nov. 21, 2024
Document And Entity Information [Line Items]
Entity Registrant Name	GENERAL MILLS INC
Amendment Flag	false
Entity Central Index Key	0000040704
Document Type	8-K
Document Period End Date	Nov. 21, 2024
Entity Incorporation State Country Code	DE
Entity File Number	001-01185
Entity Tax Identification Number	41-0274440
Entity Address, Address Line One	Number One General Mills Boulevard
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55426
City Area Code	(763)
Local Phone Number	764-7600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $.10 par value
Trading Symbol	GIS
Security Exchange Name	NYSE
M 0.125 Notes Due 20254 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.125% Notes due 2025
Trading Symbol	GIS 25A
Security Exchange Name	NYSE
M 0.450 Notes Due 20261 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.450% Notes due 2026
Trading Symbol	GIS 26
Security Exchange Name	NYSE
One Point Five Zero Zero Percent Notes Due 2027 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.500% Notes due 2027
Trading Symbol	GIS 27
Security Exchange Name	NYSE
M 3.907 Notes Due 20292 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.907% Notes due 2029
Trading Symbol	GIS 29
Security Exchange Name	NYSE
M 3.650 Notes Due 20303 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.650% Notes due 2030
Trading Symbol	GIS 30A
Security Exchange Name	NYSE
Three Point Eight Five Zero Percent Notes Due 2034 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.850% Notes due 2034
Trading Symbol	GIS 34
Security Exchange Name	NYSE